Wells, Pipelines, Properties, Plant and Equipment, Net - Recoverable Amounts of Assets (CGUs Pemex Logistics) (Details) - Logistics as a part of Other Operating Subsidiary Companies $ in Thousands	Jun. 30, 2026 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 129,277,998
Primary logistics
Disclosure of detailed information about property, plant and equipment [line items]
Total	72,298,113
TAD, TDGL, TOMS (Storage terminals)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 56,979,885